Consolidated Condensed Balance Sheets (Parenthetical) - $ / shares shares in Millions	Oct. 31, 2015	Oct. 31, 2014
Consolidated Balance Sheets
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01
Preferred stock, shares authorized	300	300
Preferred stock, shares issued	0	0
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized	9,600	9,600
Common stock, shares issued	1,804	1,839
Common stock, shares outstanding	1,804	1,839